Document and Entity Information	7 Months Ended
Sep. 30, 2020
Document and Entity Information [Abstract]
Document Type	S-4/A
Entity Registrant Name	Novus Capital Corporation
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001807707
Amendment Flag	true
Amendment Description	Amendment No. 2